Leases	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Leases

13	LEASES
As Lessee
The Group leases land and buildings, office equipment, and other tangible and intangible assets from third parties under lease contracts.
Right of use assets
The carrying amount of right of use assets at March 31, 2023 and 2022 consisted of the following:

	Net carrying amount		Depreciation
	At March 31,		For the fiscal year ended March 31,
	2023	2022	2023	2022
	(In millions)
Land and buildings	¥380,615	¥348,331	¥77,407	¥81,692
Other tangible assets (1)	26,382	27,104	11,917	12,042
Intangible assets (2)	6,302	6,605	5,437	4,587

Total	¥413,299	¥382,040	¥94,761	¥98,321

(1)	Other tangible assets include mainly office equipment, machinery and vehicles.
(2)	Intangible assets include mainly software.
The additions of right of use assets for the fiscal years ended March 31, 2023 and 2022 were ¥123,256 million and ¥95,033 million, respectively. The Group leases mainly land and buildings for its head offices and branches.

Lease liabilities
The maturity analysis of lease liabilities at March 31, 2023 and 2022 were as follows:

	At March 31, 2023	At March 31, 2022

	(In millions)
Not later than one year	¥76,929	¥76,068
Later than one year and not later than five years	183,516	181,334
Later than five years	183,993	143,672

Total	444,438	401,074
Less: Future interest charges	(27,441)	(17,367)

Lease liabilities (1)	¥416,997	¥383,707

(1)	Lease liabilities is included in “Borrowings” in the consolidated statements of financial position. See Note 19 “Borrowings.”
For the fiscal years ended March 31, 2023 and 2022, ¥3,905 million and ¥3,061 million were recognized as interests on lease liabilities, respectively and ¥94,522 million and ¥99,095 million were recognized as total cash outflow for leases, respectively.
As Lessor
The Group leases assets to third parties under finance leases or operating leases, including machinery, equipment, aircraft, vessel and property.
Finance lease receivable
The maturity analysis of the lease payments receivable, showing the undiscounted lease payments to be received at March 31, 2023 and 2022 were as follows:

	At March 31, 2023
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)

	(In millions)
Not later than one year	¥38,510	¥14,944	¥23,566	¥862
Later than one year and not later than two years	30,015	9,813	20,202	2,413
Later than two years and not later than three years	65,669	10,064	55,605	5,975
Later than three years and not later than four years	25,616	8,536	17,080	6,111
Later than four years and not later than five years	21,687	7,519	14,168	4,158
Later than five years	213,275	66,950	146,325	11,446

Total	¥394,772	¥117,826	¥276,946	¥30,965

	At March 31, 2022
	Undiscounted lease payments	Unearned finance income	Discounted lease payments (1)	Unguaranteed residual values (1)
	(In millions)
Not later than one year	¥48,883	¥9,787	¥39,096	¥1,205
Later than one year and not later than two years	34,612	8,865	25,747	903
Later than two years and not later than three years	24,634	7,833	16,801	14,695
Later than three years and not later than four years	51,422	7,361	44,061	1,186
Later than four years and not later than five years	17,818	7,991	9,827	12,634
Later than five years	200,728	69,418	131,310	11,108

Total	¥378,097	¥111,255	¥266,842	¥41,731

(1)	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.
Accumulated

allowance for net investment in the lease amounting to ¥824 million and ¥467 million were measured under IFRS 9 at March 31, 2023 and 2022, respectively. For the fiscal years ended March 31, 2023 and 2022, ¥10,427 million and ¥8,554 million were recognized as finance income on net investment in the lease, respectively.
Operating lease receivable
The total amounts of the future minimum lease payments receivable under non-cancellable
operating leases at March 31, 2023 and 2022 were as follows:

	At March 31, 2023	At March 31, 2022

	(In millions)
Not later than one year	¥35,656	¥27,907
Later than one year and not later than two years	28,742	19,710
Later than two years and not later than three years	20,763	14,215
Later than three years and not later than four years	14,424	9,363
Later than four years and not later than five years	9,374	5,910
Later than five years	11,056	11,049

Total	¥120,015	¥88,154

For the fiscal years ended March 31, 2023 and 2022, ¥39,654 million and ¥32,733 million were recognized as income from operating leases, respectively.